INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)
Income (loss) before income taxes for the twelve months ended September 30, 2024, 2023, and 2022 is comprised of the following (amounts in thousands):

	2024	2023	2022
Domestic	$10,246	$23,836	$11,483
Foreign	(11,155)	(13,495)	(7,881)
Total	$(909)	$10,341	$3,602
For the twelve months ended September 30, 2024, 2023, and 2022 the income tax benefit (provision) was as follows (amounts in thousands):

	2024	2023	2022
Current:
Federal	$(6,323)	$(4,414)	$(233)
State	(420)	(1,215)	(325)
Foreign	495	(1,023)	(1,800)
Total current benefit (provision) for income taxes	(6,248)	(6,652)	(2,358)
Deferred:
Federal	4,291	(659)	(1,400)
State	397	819	513
Foreign	5,747	4,178	3,337
Total deferred benefit (provision) for income taxes	10,435	4,338	2,450
Total tax benefit (provision)	$4,187	$(2,314)	$92

Schedule of Significant Components of Net Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets and liabilities as of September 30, 2024 and 2023 are as follows (amounts in thousands):

	2024	2023
Deferred tax assets:
Stock-based compensation	$2,866	$2,357
Net operating loss carryforwards	12,437	11,548
Research credit carryforwards	5,398	4,336
Lease liability	1,235	1,185
Intangibles	8,408	4,606
Other, net	682	852
Total deferred assets	31,026	24,884
Deferred tax liabilities:
Right of use asset	(1,141)	(1,032)
Intangibles	(13,414)	(15,914)
Total deferred liabilities	(14,555)	(16,946)
Valuation allowance for net deferred tax assets	(1,215)	(2,769)
Net deferred tax asset	$15,256	$5,169

Schedule of Income Taxes Computed Using Federal Income Tax Rate
The difference between the income tax benefit (provision) and income taxes computed using the U.S. federal income tax rate was as follows for the twelve months ended September 30, 2024, 2023, and 2022 (amounts shown in thousands):

	2024	2023	2022
Amount computed using statutory rate	$191	$(2,172)	$(756)
Net change in valuation allowance for net deferred tax assets	1,696	292	(1,702)
Foreign rate differential	439	504	268
Permanent differences	190	(14)	(64)
Transaction costs	—	—	(411)
State income tax	(19)	(100)	251
Research and development credits	1,754	791	1,166
Contingent consideration	(28)	(432)	285
Uncertain tax positions	(93)	(184)	(318)
Stock compensation, net	(242)	(522)	(232)
Other	299	(477)	1,605
Income tax (provision) benefit	$4,187	$(2,314)	$92

Schedule of Reconciliation of Unrecognized Tax Benefits
The following table reconciles the beginning and ending amount of unrecognized tax benefits for the twelve months ended September 30, 2024, 2023, and 2022 (amounts shown in thousands):

	2024	2023	2022
Gross unrecognized tax benefits at the beginning of the year	$2,985	$2,664	$2,114
Additions from tax positions taken in the current year	253	330	484
Additions from tax positions taken in prior years	—	—	66
Reductions from tax positions taken in prior years	(355)	(9)	—
Gross unrecognized tax benefits at end of the year	$2,883	$2,985	$2,664